ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Jun. 30, 2018
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued liabilities

Accrued expenses and other payable consisted of the following:

	June 30, 2018	June 30, 2017
Deposit	$31,493	$30,515
Salaries and other payables	115,785	36,460
Advances from customers	3,005	—
Total	$150,283	$66,975